                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-09713
                                        811-21024

Active Assets Institutional Money Trust
Active Assets Institutional Government Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2003

Date of reporting period: June 30, 2003

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

THIS ANNUAL REPORT INCLUDES EACH FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS, AS WELL AS OTHER INFORMATION.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUNDS BEING OFFERED. THERE IS NO ASSURANCE THAT THE FUNDS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES. THE FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUNDS WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUNDS SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THESE FUNDS.

Active Assets Institutional Money Trust
Active Assets Institutional Government Securities Trust
ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Funds attempt to eliminate duplicate mailings to the same address. The Funds deliver a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials, to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003

                                                  ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES        PURCHASE         VALUE

------------------------------------------------------------------------------

           Commercial Paper (47.5%)
           BANKING (2.2%)
$ 25,000   Northern Trust Corp.
            08/08/03..........................      1.22%       $   24,967,806
                                                                --------------
           FINANCE - AUTOMOTIVE (2.2%)
  25,000   Toyota Motor Credit Corp. - 144A*
            08/29/03..........................       1.15           24,952,882
                                                                --------------
           FINANCE - CONSUMER (10.4%)
  40,000   Barton Capital Corp. - 144A*
            07/10/03..........................       1.06           39,989,400
  25,000   New Center Asset Trust
            08/15/03..........................       1.05           24,967,188
  55,000   Sheffield Rec. Corp. - 144A*
            07/03/03 - 08/04/03...............   1.00 - 1.26        54,962,178
                                                                --------------
                                                                   119,918,766
                                                                --------------
           FINANCIAL CONGLOMERATES (15.2%)
  25,000   Delaware Funding Corp. - 144A*
            07/25/03..........................       1.05           24,982,500
  45,000   General Electric Capital Corp.
            08/27/03 - 09/23/03...............   1.18 - 1.20        44,893,750
  50,000   Mortgage Interest Networking Trust
            07/18/03 - 07/21/03...............   1.23 - 1.24        49,968,797
  55,107   Old Line Funding Corp. - 144A*
            07/15/03 - 07/28/03...............   1.05 - 1.23        55,067,497
                                                                --------------
                                                                   174,912,544
                                                                --------------
           INSURANCE (2.2%)
  25,000   Marsh & McLennan Co. Inc. - 144A*
            07/28/03..........................       1.20           24,977,500
                                                                --------------
           INTERNATIONAL BANKS (8.3%)
  25,000   ANZ (DE) Inc.
            07/11/03..........................       1.16           24,991,979
  40,000   CBA (Delaware) Finance Inc.
            08/01/03..........................       1.23           39,957,633
  20,000   Royal Bank of Scotland PLC
            07/02/03..........................       1.25           19,999,306
  11,000   Societe Generale N.A. Inc.
            08/01/03..........................       1.24           10,988,254
                                                                --------------
                                                                    95,937,172
                                                                --------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                 ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                        ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES       PURCHASE          VALUE

------------------------------------------------------------------------------

           PHARMACEUTICALS: MAJOR (7.0%)
$ 40,000   Johnson & Johnson - 144A*
            10/15/03..........................      1.00%       $   39,882,222
  40,000   Pfizer Inc. - 144A*
            07/29/03..........................       1.07           39,966,711
                                                                --------------
                                                                    79,848,933
                                                                --------------
           Total Commercial Paper
            (COST $545,515,603)...............................     545,515,603
                                                                --------------
           U.S. Government Agencies (23.9%)
  30,000   Federal Farm Credit Banks
            07/30/03 - 08/05/03...............   1.45 - 1.48        29,961,504
  20,000   Federal Home Loan Banks
            09/24/03..........................       0.88           19,958,681
 108,035   Federal National Mortgage Assoc.
            07/25/03 - 11/26/03...............   0.88 - 1.52       107,731,053
 117,065   Freddie Mac
            07/17/03 - 02/26/04...............   1.06 - 1.76       116,560,471
                                                                --------------
           Total U.S. Government Agencies
            (COST $274,211,709)...............................     274,211,709
                                                                --------------
           Certificates of Deposit (15.7%)
  50,000   BNP Paribas, New York Branch
            07/14/03 - 08/11/03...............   1.19 - 1.24        50,000,000
  25,000   Canadian Imperial Bank of Commerce,
            New York Branch
            07/16/03..........................       1.24           25,000,000
  25,000   Chase Manhattan Bank (USA), N.A.
            07/03/03..........................       1.24           25,000,000
  25,000   Citibank, N.A.
            09/12/03..........................       1.10           25,000,000
  55,000   State Street Bank & Trust Company
            07/31/03 - 10/24/03...............   0.90 - 1.21        55,000,000
                                                                --------------
           Total Certificates of Deposit
            (COST $180,000,000)...............................     180,000,000
                                                                --------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 CONTINUED

                                                 ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                        ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES       PURCHASE          VALUE

------------------------------------------------------------------------------

           Short-Term Bank Notes (4.8%)
$ 25,000   Bank of America, N.A.
            07/10/03..........................      1.23%       $   25,000,000
  30,000   LaSalle Bank, N.A.
            07/21/03..........................       1.22           30,000,000
                                                                --------------
           Total Short-Term Bank Notes
            (COST $55,000,000)................................      55,000,000
                                                                --------------
           Repurchase Agreement (8.1%)
  93,620   Goldman, Sachs & Co.
            due 07/01/03 (dated 06/30/03;
            proceeds $93,623,121) (a)
            (COST $93,620,000)................       1.20           93,620,000
                                                                --------------

           Total Investments
            (COST $1,148,347,312) (b).........      100.0%      1,148,347,312
           Other Assets in Excess of
            Liabilities.......................        0.0             118,204
                                                    -----      --------------
           Net Assets.........................      100.0%     $1,148,465,516
                                                    =====      ==============

---------------------

  *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 (a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 4.50% - 5.50% DUE 05/01/18 - 06/01/33 VALUED AT $95,492,401.
 (b)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2003

Assets:
Investments in securities, at value (cost
 $1,148,347,312)..................................  $  1,148,347,312
Cash..............................................             3,447
Interest receivable...............................           333,633
Prepaid expenses..................................            36,015
                                                    ----------------
    Total Assets..................................     1,148,720,407
                                                    ----------------
Liabilities:
Payable for:
  Investment management fee.......................           141,969
  Dividends to shareholders.......................            34,547
Accrued expenses..................................            78,375
                                                    ----------------
    Total Liabilities.............................           254,891
                                                    ----------------
    Net Assets....................................  $  1,148,465,516
                                                    ================
Composition of Net Assets:
Paid-in-capital...................................  $  1,148,356,216
Accumulated undistributed net investment income...           109,300
                                                    ----------------
    Net Assets....................................  $  1,148,465,516
                                                    ================
Net Asset Value Per Share,
  1,148,465,516 shares outstanding (UNLIMITED
   SHARES AUTHORIZED OF $.01 PAR VALUE)...........  $           1.00
                                                    ================

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2003

Net Investment Income:

Interest Income...................................  $    18,145,067
                                                    ---------------
Expenses
Investment management fee.........................        1,779,758
Custodian fees....................................           63,511
Professional fees.................................           47,145
Shareholder reports and notices...................           30,847
Registration fees.................................           27,969
Trustees' fees and expenses.......................           13,457
Transfer agent fees and expenses..................            2,565
Other.............................................           38,585
                                                    ---------------
    Total Expenses................................        2,003,837
                                                    ---------------

    Net Investment Income.........................       16,141,230

    Net Realized Gain.............................            8,900
                                                    ---------------

Net Increase......................................  $    16,150,130
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2003   JUNE 30, 2002
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   16,141,230  $   28,309,137
Net realized gain.......................           8,900          27,936
                                          --------------  --------------

    Net Increase........................      16,150,130      28,337,073
                                          --------------  --------------

Dividends and Distributions to
 Shareholders from:
Net investment income...................     (16,141,230)    (28,309,137)
Net realized gain.......................          (8,900)        (27,936)
                                          --------------  --------------

    Total Dividends and Distributions...     (16,150,130)    (28,337,073)
                                          --------------  --------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................      (4,293,399)      6,417,793
                                          --------------  --------------

    Net Increase (Decrease).............      (4,293,399)      6,417,793

Net Assets:
Beginning of period.....................   1,152,758,915   1,146,341,122
                                          --------------  --------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $109,300 AND
 $109,300, RESPECTIVELY)................  $1,148,465,516  $1,152,758,915
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003

1. Organization and Accounting Policies
Active Assets Institutional Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on November 23, 1999 and commenced operations on February 15, 2000.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.20% of the daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2003 aggregated $39,883,921,228 and $39,901,264,070, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2003   JUNE 30, 2002
                                          --------------  --------------
Shares sold.............................   4,177,514,450   4,873,773,803
Shares issued in reinvestment of
 dividends and distributions............      16,254,374      28,548,326
                                          --------------  --------------
                                           4,193,768,824   4,902,322,129
Shares redeemed.........................  (4,198,062,223) (4,895,904,336)
                                          --------------  --------------
Net increase (decrease) in shares
 outstanding............................      (4,293,399)      6,417,793
                                          ==============  ==============

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                               FOR THE PERIOD
                                        FOR THE YEAR ENDED JUNE 30,          FEBRUARY 15, 2000*
                                -------------------------------------------       THROUGH
                                    2003           2002           2001         JUNE 30, 2000
                                -------------  -------------  -------------  ------------------
Selected Per Share Data:
Net asset value, beginning of
 period.......................      $  1.00        $  1.00        $  1.00          $  1.00
                                    -------        -------        -------          -------
Net income from investment
 operations...................        0.014          0.024          0.058            0.023
Less dividends from net
 investment income............       (0.014)+       (0.024)+       (0.058)+         (0.023)
                                    -------        -------        -------          -------

Net asset value, end of
 period.......................      $  1.00        $  1.00        $  1.00          $  1.00
                                    =======        =======        =======          =======

Total Return..................         1.37%          2.45%          5.95%            2.31%(1)

Ratios to Average Net Assets:
Expenses......................         0.17%          0.17%          0.19%            0.20%(2)(3)
Net investment income.........         1.36%          2.40%          5.61%            6.12%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands....................   $1,148,466     $1,152,759     $1,146,341         $813,428

---------------------

  *   COMMENCEMENT OF OPERATIONS.
  +   INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.31% AND 6.01%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Money Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Institutional Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Institutional Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Institutional Money Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2003, 2.74% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                    ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Active Assets Institutional Government Securities Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003

                                                  ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES        PURCHASE        VALUE

----------------------------------------------------------------------------

           U.S. Government Agencies (68.9%)
 $20,000   Federal Farm Credit Banks
            07/11/03 - 01/15/04...............   0.98 - 1.16%   $ 19,963,554
  80,085   Federal Home Loan Banks
            07/09/03 - 09/19/03...............   0.95 - 1.16      80,023,636
   7,000   Student Loan Marketing Assoc.
            07/22/03..........................       0.89          6,996,366
                                                                ------------
           Total U.S. Government Agencies
            (COST $106,983,556)...............................   106,983,556
                                                                ------------
           U.S. Government Obligations (15.4%)
  24,000   U.S. Treasury Bills
            07/03/03 - 12/26/03
            (COST $23,967,957)................   0.83 - 1.09      23,967,957
                                                                ------------
           Repurchase Agreement (15.4%)
  23,945   Goldman, Sachs & Co.
            due 07/01/03 (dated 06/30/03;
            proceeds $23,945,798) (a)
            (COST $23,945,000)................       1.20         23,945,000
                                                                ------------

           Total Investments
            (COST $154,896,513) (b)...........       99.7%       154,896,513
           Other Assets in Excess of
            Liabilities.......................        0.3            466,871
                                                    -----      -------------
           Net Assets.........................      100.0%     $ 155,363,384
                                                    =====      =============

---------------------

 (a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.00% - 5.50% DUE 06/01/33 - 07/01/33 VALUED AT $24,423,900.
 (b)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS
            ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2003

Assets:
Investments in securities, at value (Including a
 repurchase agreement of $23,945,000)
 (cost $154,896,513)..............................     $154,896,513
Cash..............................................          481,157
Deferred offering costs...........................           25,473
Receivable from affiliate.........................           44,400
Prepaid expenses and other assets.................              938
                                                       ------------
    Total Assets..................................      155,448,481
                                                       ------------
Liabilities:
Dividends payable to shareholders.................            4,438
Offering costs....................................           25,473
Accrued expenses..................................           55,186
                                                       ------------
    Total Liabilities.............................           85,097
                                                       ------------
    Net Assets....................................     $155,363,384
                                                       ============
Composition of Net Assets:
Paid-in-capital...................................     $155,360,383
Undistributed net investment income...............            3,001
                                                       ------------
    Net Assets....................................     $155,363,384
                                                       ============
Net Asset Value Per Share,
  155,363,384 shares outstanding (UNLIMITED SHARES
   AUTHORIZED OF $.01 PAR VALUE)..................     $       1.00
                                                       ============

                       SEE NOTES TO FINANCIAL STATEMENTS
            ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE PERIOD NOVEMBER 4, 2002* THROUGH JUNE 30, 2003

Net Investment Income:

Interest Income...................................  $447,381
                                                    --------
Expenses
Investment management fee.........................    55,648
Offering costs....................................    48,317
Professional fees.................................    40,910
Registration fees.................................    12,569
Custodian fees....................................    11,888
Shareholder reports and notices...................     2,241
Transfer agent fees and expenses..................       692
Other.............................................     3,054
                                                    --------
    Total Expenses................................   175,319

Less: amounts waived/reimbursed...................  (164,431)
                                                    --------

    Net Expenses..................................    10,888
                                                    --------

Net Investment Income.............................  $436,493
                                                    ========

---------------------

 *    COMMENCEMENT OF OPERATIONS

                       SEE NOTES TO FINANCIAL STATEMENTS
            ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

Active Assets Institutional Government Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                                     FOR THE PERIOD
                                                    NOVEMBER 4, 2002*
                                                         THROUGH
                                                      JUNE 30, 2003
                                                    -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.............................    $    436,493

Dividends to shareholders from net investment
 income...........................................        (436,493)

Net increase from transactions in shares of
 beneficial interest..............................     155,263,384
                                                      ------------

    Net Increase..................................     155,263,384

Net Assets:
Beginning of period...............................         100,000
                                                      ------------

End of Period
 (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
 $3,001)..........................................    $155,363,384
                                                      ============

---------------------

 *    COMMENCEMENT OF OPERATIONS

                       SEE NOTES TO FINANCIAL STATEMENTS
            ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003

1. Organization and Accounting Policies
Active Assets Institutional Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on January 18, 2002, and had no operations other than those relating to organizational matters and the issuance of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on November 4, 2002.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $73,790, which will be reimbursed by the Fund for the full amount thereof, exclusive of amounts waived. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

            ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.15% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to reimburse all operating expenses and to waive the compensation provided for in its Investment Management Agreement until the Fund attains $100 million in net assets or December 31, 2003, whichever comes first. Once the Fund attains net assets of $100 million, the Fund's expenses will be capped until December 31, 2003 as follows: 0.05% of the Fund's daily net assets up to $250 million; 0.10% of the Fund's daily net assets while the Fund's net assets are between $250 million and $500 million; 0.15% of the Fund's daily net assets while the Fund's net assets are between $500 million and $750 million; and 0.20% of the Fund's daily net assets once the Fund's net assets exceed $750 million. Thereafter, the Investment Manager has agreed to assume the Fund's operating expenses to the extent that such operating expenses exceed 0.20% of the Fund's daily net assets. On April 22, 2003, the Fund reached $100 million in net assets. At June 30, 2003, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the period ended June 30, 2003 aggregated $3,454,953,541 and $3,300,354,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $400.

            ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

Active Assets Institutional Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 CONTINUED

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                     FOR THE PERIOD
                                                    NOVEMBER 4, 2002*
                                                         THROUGH
                                                      JUNE 30, 2003
                                                    -----------------
Shares sold.......................................       357,206,297
Shares issued in reinvestment of dividends........           429,497
                                                     ---------------
                                                         357,635,794
Shares redeemed...................................      (202,372,410)
                                                     ---------------
Net increase in shares outstanding................       155,263,384
                                                     ===============

---------------------

 *    COMMENCEMENT OF OPERATIONS.

            ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

Active Assets Institutional Government Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                     FOR THE PERIOD
                                                    NOVEMBER 4, 2002*
                                                         THROUGH
                                                      JUNE 30, 2003
                                                    -----------------
Selected Per Share Data:
Net asset value, beginning of period..............       $  1.00
                                                         -------
Net income from investment operations.............         0.008
Less dividends from net investment income.........        (0.008)
                                                         -------

Net asset value, end of period....................       $  1.00
                                                         =======

Total Return......................................          0.82%(1)

Ratios to Average Net Assets:
Expenses..........................................          0.03%(2)(3)
Net investment income.............................          1.17%(2)(3)
Supplemental Data:
Net assets, end of period, in thousands...........      $155,363

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.47% AND 0.73%.

                       SEE NOTES TO FINANCIAL STATEMENTS
            ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

Active Assets Institutional Government Securities Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Institutional Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Institutional Government Securities Trust (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statements of operations and changes in net assets and the financial highlights for the period November 4, 2002 (commencement of operations) to June 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Institutional Government Securities Trust as of June 30, 2003, the results of its operations, the changes in its net assets and the financial highlights for the period November 4, 2002 (commencement of operations) to June 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2003, 65.57% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

            ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

Active Assets Institutional Money Trust
Active Assets Institutional Government Securities Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                      TERM OF
                              POSITION(S)            OFFICE AND
NAME, AGE AND ADDRESS OF       HELD WITH             LENGTH OF
  INDEPENDENT TRUSTEE         REGISTRANTS           TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------  --------------------  --------------------  ---------------------------------------------
Michael Bozic (62)        Trustee               Since April 1994      Retired; Director or Trustee of the Retail
c/o Mayer, Brown, Rowe &                                              Funds and TCW/DW Term Trust 2003 (since April
Maw LLP                                                               1994) and the Institutional Funds (since July
Counsel to the                                                        2003); formerly Vice Chairman of Kmart
Independent Directors                                                 Corporation (December 1998-October 2000),
1675 Broadway                                                         Chairman and Chief Executive Officer of
New York, NY                                                          Levitz Furniture Corporation (November
                                                                      1995-November 1998) and President and Chief
                                                                      Executive Officer of Hills Department Stores
                                                                      (May 1991-July 1995); formerly variously
                                                                      Chairman, Chief Executive Officer, President
                                                                      and Chief Operating Officer (1987-1991) of
                                                                      the Sears Merchandise Group of Sears, Roebuck
                                                                      & Co.
Edwin J. Garn (70)        Trustee               Since January 1993    Director or Trustee of the Retail Funds and
c/o Summit Ventures LLC                                               TCW/DW Term Trust 2003 (since January 1993)
1 Utah Center                                                         and the Institutional Funds (since July
201 S. Main Street                                                    2003); member of the Utah Regional Advisory
Salt Lake City, UT                                                    Board of Pacific Corp.; formerly United
                                                                      States Senator (R-Utah) (1974-1992) and
                                                                      Chairman, Senate Banking Committee
                                                                      (1980-1986), Mayor of Salt Lake City, Utah
                                                                      (1971-1974), Astronaut, Space Shuttle
                                                                      Discovery (April 12-19, 1985), and Vice
                                                                      Chairman, Huntsman Corporation (chemical
                                                                      company).
Wayne E. Hedien (69)      Trustee               Since September 1997  Retired; Director or Trustee of the Retail
c/o Mayer, Brown, Rowe &                                              Funds and TCW/DW Term Trust 2003; (Since
Maw LLP                                                               September 1997) and the Institutional Funds
Counsel to the                                                        (since July 2003); formerly associated with
Independent Directors                                                 the Allstate Companies (1966-1994), most
1675 Broadway                                                         recently as Chairman of The Allstate
New York, NY                                                          Corporation (March 1993-December 1994) and
                                                                      Chairman and Chief Executive Officer of its
                                                                      wholly-owned subsidiary, Allstate Insurance
                                                                      Company (July 1989-December 1994).

                               NUMBER OF
                               PORTFOLIOS
                                IN FUND
                                COMPLEX
NAME, AGE AND ADDRESS OF        OVERSEEN
  INDEPENDENT TRUSTEE        BY TRUSTEE***      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------  --------------------  -----------------------------------
Michael Bozic (62)                216           Director of Weirton Steel
c/o Mayer, Brown, Rowe &                        Corporation.
Maw LLP
Counsel to the
Independent Directors
1675 Broadway
New York, NY
Edwin J. Garn (70)                216           Director of Franklin Covey (time
c/o Summit Ventures LLC                         management systems), BMW Bank of
1 Utah Center                                   North America, Inc. (industrial
201 S. Main Street                              loan corporation), United Space
Salt Lake City, UT                              Alliance (joint venture between
                                                Lockheed Martin and the Boeing
                                                Company) and Nuskin Asia Pacific
                                                (multilevel marketing); member of
                                                the board of various civic and
                                                charitable organizations.
Wayne E. Hedien (69)              216           Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &                        (private mortgage insurance);
Maw LLP                                         Trustee and Vice Chairman of The
Counsel to the                                  Field Museum of Natural History;
Independent Directors                           director of various other business
1675 Broadway                                   and charitable organizations.
New York, NY

Active Assets Institutional Money Trust
Active Assets Institutional Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                      TERM OF
                              POSITION(S)            OFFICE AND
NAME, AGE AND ADDRESS OF       HELD WITH             LENGTH OF
  INDEPENDENT TRUSTEE         REGISTRANTS           TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------  --------------------  --------------------  ---------------------------------------------
Dr. Manuel H. Johnson     Trustee               Since July 1991       Chairman of the Audit Committee and Director
(54)                                                                  or Trustee of the Retail Funds and TCW/DW
c/o Johnson Smick                                                     Term Trust 2003 (since July 1991) and the
International, Inc.                                                   Institutional Funds (since July 2003); Senior
2099 Pennsylvania                                                     Partner, Johnson Smick International, Inc., a
Avenue, N.W.                                                          consulting firm; Co-Chairman and a founder of
Suite 950                                                             the Group of Seven Council (G7C), an
Washington, D.C.                                                      international economic commission; formerly
                                                                      Vice Chairman of the Board of Governors of
                                                                      the Federal Reserve System and Assistant
                                                                      Secretary of the U.S. Treasury.
Joseph J. Kearns (60)     Trustee               Since July 2003       Deputy Chairman of the Audit Committee and
PMB754                                                                Director or Trustee of the Retail Funds and
23852 Pacific                                                         TCW/DW Term Trust 2003 (since July 2003) and
Coast Highway                                                         the Institutional Funds (since August 1994);
Malibu, CA                                                            previously Chairman of the Audit Committee of
                                                                      the Institutional Funds (October 2001-July
                                                                      2003); President, Kearns & Associates LLC
                                                                      (investment consulting); formerly CFO of the
                                                                      J. Paul Getty Trust.
Michael E. Nugent (67)    Trustee               Since July 1991       Chairman of the Insurance Committee and
c/o Triumph Capital,                                                  Director or Trustee of the Retail Funds and
L.P.                                                                  TCW/DW Term Trust 2003 (since July 1991) and
445 Park Avenue                                                       the Institutional Funds (since July 2001);
New York, NY                                                          General Partner of Triumph Capital, L.P., a
                                                                      private investment partnership; formerly Vice
                                                                      President, Bankers Trust Company and BT
                                                                      Capital Corporation (1984-1988).
Fergus Reid (71)          Trustee               Since July 2003       Chairman of the Governance Committee and
85 Charles Colman Blvd.                                               Director or Trustee of the Retail Funds and
Pawling, NY                                                           TCW/DW Term Trust 2003 (since July 2003) and
                                                                      the Institutional Funds (since June 1992);
                                                                      Chairman of Lumelite Plastics Corporation.

                               NUMBER OF
                               PORTFOLIOS
                                IN FUND
                                COMPLEX
NAME, AGE AND ADDRESS OF        OVERSEEN
  INDEPENDENT TRUSTEE        BY TRUSTEE***      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------  --------------------  -----------------------------------
Dr. Manuel H. Johnson             216           Director of NVR, Inc. (home
(54)                                            construction); Chairman and Trustee
c/o Johnson Smick                               of the Financial Accounting
International, Inc.                             Foundation (oversight organization
2099 Pennsylvania                               of the Financial Accounting
Avenue, N.W.                                    Standards Board); Director of RBS
Suite 950                                       Greenwich Capital Holdings
Washington, D.C.                                (financial holding company).

Joseph J. Kearns (60)             217           Director of Electro Rent
PMB754                                          Corporation (equipment leasing),
23852 Pacific                                   The Ford Family Foundation, and the
Coast Highway                                   UCLA Foundation.
Malibu, CA

Michael E. Nugent (67)            216           Director of various business
c/o Triumph Capital,                            organizations.
L.P.
445 Park Avenue
New York, NY

Fergus Reid (71)                  217           Trustee and Director of certain
85 Charles Colman Blvd.                         investment companies in the
Pawling, NY                                     JPMorgan Funds complex managed by
                                                JP Morgan Investment Management
                                                Inc.

Active Assets Institutional Money Trust
Active Assets Institutional Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                              POSITION(S)            OFFICE AND
NAME, AGE AND ADDRESS OF       HELD WITH             LENGTH OF
   INTERESTED TRUSTEE         REGISTRANTS           TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------  --------------------  --------------------  ---------------------------------------------
Charles A. Fiumefreddo    Chairman of the       Since July 1991       Chairman and Director or Trustee of the
(70)                      Board and Trustee                           Retail Funds and TCW/DW Term Trust 2003
c/o Morgan Stanley Trust                                              (since July 1991) and the Institutional Funds
Harborside Financial                                                  (since July 2003); formerly Chief Executive
Center,                                                               Officer of the Retail Funds and the TCW/DW
Plaza Two,                                                            Term Trust 2003 (until September 2002).
Jersey City, NJ
James F. Higgins (55)     Trustee               Since June 2000       Director or Trustee of the Retail Funds and
c/o Morgan Stanley Trust                                              TCW/DW Term Trust 2003 (since June 2000) and
Harborside Financial                                                  the Institutional Funds (since July 2003);
Center,                                                               Senior Advisor of Morgan Stanley (since
Plaza Two,                                                            August 2000); Director of the Distributor and
Jersey City, NJ                                                       Dean Witter Realty Inc.; previously President
                                                                      and Chief Operating Officer of the Private
                                                                      Client Group of Morgan Stanley (May
                                                                      1999-August 2000), and President and Chief
                                                                      Operating Officer of Individual Securities of
                                                                      Morgan Stanley (February 1997-May 1999).
Philip J. Purcell (59)    Trustee               Since April 1994      Director or Trustee of the Retail Funds and
1585 Broadway                                                         TCW/DW Term Trust 2003 (since April 1994) and
New York, NY                                                          the Institutional Funds (since July 2003);
                                                                      Chairman of the Board of Directors and Chief
                                                                      Executive Officer of Morgan Stanley and
                                                                      Morgan Stanley DW Inc.; Director of the
                                                                      Distributor; Chairman of the Board of
                                                                      Directors and Chief Executive Officer of
                                                                      Novus Credit Services Inc.; Director and/or
                                                                      officer of various Morgan Stanley
                                                                      subsidiaries.

                               NUMBER OF
                               PORTFOLIOS
                                IN FUND
                                COMPLEX
NAME, AGE AND ADDRESS OF        OVERSEEN
   INTERESTED TRUSTEE        BY TRUSTEE***      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo            216           None
(70)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (55)             216           Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust                        The Equitable Life Assurance
Harborside Financial                            Society of the United States
Center,                                         (financial services).
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)            216           Director of American Airlines, Inc.
1585 Broadway                                   and its parent company, AMR
New York, NY                                    Corporation.

----------------------------

   * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
 *** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

Active Assets Institutional Money Trust
Active Assets Institutional Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                           TERM OF
                                         POSITION(S)                      OFFICE AND
   NAME, AGE AND ADDRESS OF               HELD WITH                       LENGTH OF
      EXECUTIVE OFFICER                  REGISTRANTS                     TIME SERVED*
------------------------------  ------------------------------  ------------------------------
Mitchell M. Merin (49)          President                       Since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (48)                 Vice President and General      Since February 1997
1221 Avenue of the Americas     Counsel
New York, NY
Ronald E. Robison (64)          Executive Vice President and    Since April 2003
1221 Avenue of the Americas     Principal Executive Officer
New York, NY
Joseph J. McAlinden (60)        Vice President                  Since July 1995
1221 Avenue of the Americas
New York, NY
Stefanie V. Chang (36)          Vice President                  Since July 2003
1221 Avenue of the Americas
New York, NY


   NAME, AGE AND ADDRESS OF
      EXECUTIVE OFFICER         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  ---------------------------------------------
Mitchell M. Merin (49)          President and Chief Operating Officer of
1221 Avenue of the Americas     Morgan Stanley Investment Management Inc.;
New York, NY                    President, Director and Chief Executive
                                Officer of the Investment Manager and Morgan
                                Stanley Services; Chairman, Chief Executive
                                Officer and Director of the Distributor;
                                Chairman and Director of the Transfer Agent;
                                Director of various Morgan Stanley
                                subsidiaries; President Morgan Stanley
                                Investments LP (since February 2003);
                                President of the Institutional Funds (since
                                July 2003) and President of the Retail Funds
                                and TCW/DW Term Trust 2003 (since May 1999);
                                Trustee (since July 2003) and President
                                (since December 2002) of the Van Kampen
                                Closed-End Funds; Trustee (since May 1999)
                                and President (since October 2002) of the Van
                                Kampen Open-End Funds.
Barry Fink (48)                 General Counsel (since May 2000) and Managing
1221 Avenue of the Americas     Director (since December 2000) of Morgan
New York, NY                    Stanley Investment Management; Managing
                                Director (since December 2000), Secretary
                                (since February 1997) and Director (since
                                July 1998) of the Investment Manager and
                                Morgan Stanley Services; Assistant Secretary
                                of Morgan Stanley DW; Chief Legal Officer of
                                Morgan Stanley Investments LP (since July
                                2002); Vice President of the Institutional
                                Funds (since July 2003); Vice President and
                                Secretary of the Distributor; previously
                                Secretary of the Retail Funds (February
                                1997-July 2003); previously Vice President
                                and Assistant General Counsel of the
                                Investment Manager and Morgan Stanley
                                Services (February 1997-December 2001).
Ronald E. Robison (64)          Chief Global Operations Officer and Managing
1221 Avenue of the Americas     Director of Morgan Stanley Investment
New York, NY                    Management Inc.; Managing DIrector of Morgan
                                Stanley & Co. Incorporated; Managing DIrector
                                of Morgan Stanley; Managing Director, Chief
                                Administrative Officer and Director of the
                                Investment Manager and Morgan Stanley
                                Services; Chief Executive Officer and
                                Director of the Transfer Agent; Executive
                                Vice President and Principal Executive
                                Officer of the Institutional Funds (since
                                July 2003); and the TCW/DW Term Trust 2003
                                (since April 2003); previously President of
                                the Institutional Funds (March 2001-July
                                2003) and Director of the Institutional Funds
                                (March 2001-July 2003).
Joseph J. McAlinden (60)        Managing Director and Chief Investment
1221 Avenue of the Americas     Officer of the Investment Manager, Morgan
New York, NY                    Stanley Investment Management Inc. and Morgan
                                Stanley Investments LP; Director of the
                                Transfer Agent, Chief Investment Officer of
                                the Van Kampen Funds; Vice President of the
                                Institutional Funds (since July 2003) and the
                                Retail Funds (since July 1995).
Stefanie V. Chang (36)          Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas     and Morgan Stanley Investment Management Inc.
New York, NY                    and Vice President of the Institutional Funds
                                (since December 1997) and the Retail Funds
                                (since July 2003); formerly practiced law
                                with the New York law firm of Rogers & Wells
                                (now Clifford Chance LLP).

Active Assets Institutional Money Trust
Active Assets Institutional Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                           TERM OF
                                         POSITION(S)                      OFFICE AND
   NAME, AGE AND ADDRESS OF               HELD WITH                       LENGTH OF
      EXECUTIVE OFFICER                  REGISTRANTS                     TIME SERVED*
------------------------------  ------------------------------  ------------------------------
Francis Smith (37)              Treasurer and Chief Financial   Treasurer since July 2003 and
c/o Morgan Stanley Trust        Officer                         Chief Financial Officer since
Harborside Financial Center,                                    September 2002
Plaza Two,
Jersey City, NJ
Thomas F. Caloia (57)           Vice President                  Since July 2003
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Mary E. Mullin (36)             Secretary                       Since July 2003
1221 Avenue of the Americas
New York, NY


   NAME, AGE AND ADDRESS OF
      EXECUTIVE OFFICER         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  ---------------------------------------------
Francis Smith (37)              Executive Director of the Investment Manager
c/o Morgan Stanley Trust        and Morgan Stanley Services (since December
Harborside Financial Center,    2001); previously Vice President of the
Plaza Two,                      Retail Funds (September 2002-July 2003);
Jersey City, NJ                 previously Vice President of the Investment
                                Manager and Morgan Stanley Services (August
                                2000-November 2001) and Senior Manager at
                                PricewaterhouseCoopers LLP (January
                                1998-August 2000).
Thomas F. Caloia (57)           Executive Director (since December 2002) and
c/o Morgan Stanley Trust        Assistant Treasurer of the Investment
Harborside Financial Center,    Manager, the Distributor and Morgan Stanley
Plaza Two,                      Services; previously Treasurer of the Retail
Jersey City, NJ                 Funds (April 1989-July 2003); formerly First
                                Vice President of the Investment Manager, the
                                Distributor and Morgan Stanley Services.
Mary E. Mullin (36)             Vice President of Morgan Stanley & Co.
1221 Avenue of the Americas     Incorporated and Morgan Stanley Investment
New York, NY                    Management Inc.; Secretary of the
                                Institutional Funds (since June 1999) and the
                                Retail Funds (since July 2003); formerly
                                practiced law with the New York law firms of
                                McDermott, Will & Emery and Skadden, Arps,
                                Slate, Meagher & Flom LLP.

----------------------------

   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

MONEY MARKET


ACTIVE ASSETS --
INSTITUTIONAL MONEY
TRUST
INSTITUTIONAL GOVERNMENT
SECURITIES TRUST


ANNUAL REPORT
JUNE 30, 2003

[MORGAN STANLEY LOGO]

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Funds. For more detailed information about the Funds, their fees and expenses and other pertinent information, please read their Prospectuses. The Funds' Statement of Additional Information contains additional information about the Funds, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

37854RPT

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Funds in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrants are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust
Active Assets Institutional Government Securities Trust

Ronald E. Robison
Principal Executive Officer
August 19, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
August 19, 2003

Francis Smith
Principal Financial Officer
August 19, 2003